Post-Employment Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	5.33%	5.10%	5.31%
Expected rate of salary increases	4.00%	3.80%	3.80%
Turnover rate	8.57%	8.74%	6.80%
Mortality tables	CB-H-2020 and RV-M-2020	CB-H-2020 and RV-M-2020	CB-H-2014 and RV-M-2015